Fair Value Measurements (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability, Face Value	$ 0	$ 1,250,000
Reported Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	0	828,000
Term Loan [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Credit Agreement	5,000,000	5,000,000
Term Loan [Member] | Reported Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Term Loan, Fair Value	2,218,000	2,052,000
Fair Value, Inputs, Level 3 [Member] | Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	0	828,000
Fair Value, Inputs, Level 3 [Member] | Term Loan [Member] | Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Term Loan, Fair Value	$ 4,865,000	$ 3,837,000